Net loss per share - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Underwriter [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	82,500	82,500
Series A Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,425,605	2,425,605
Series B Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	0	116,580
Series C Warrant to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	590,415	590,415
Series D Warrant To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,930,812	1,280,324
Warrants Issued to 2010/2012 Convertible Note Holders to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	480,147	480,147
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,908,430	1,858,839
Warrants Issued in 2009 to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	9,259	9,259
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	12,780,000	2,462,162